UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23084

Series Portfolios Trust
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin  53202
(Address of principal executive offices) (Zip code)

John J. Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin  53202
  (Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6047

Date of fiscal year end: October 31, 2017

Date of reporting period: November 1, 2016 – June 30, 2017

Item 1. Proxy Voting Record.

Name of Issuer	Ticker Symbol	CUSIP	Meeting Date	Type of Vote	Proposed By	Vote	For or Against Management
Templeton	EMF	880191101	3/1/2017	Re-elect 3 Trustees, and Elect 1 New Trustee; Ratification of PWC as independent CPA	Issuer	For All	For
Eaton Vance	EVN	27826U108	3/23/2017	Re-elect 3 Class III Trustees	Issuer	For All	For
Blackstone	BGX	09257D102	4/19/2017	Re-elect 1 Class II Trustee	Issuer	For All	For
Blackstone	BGB	09257R101	4/19/2017	Re-elect 1 Class I Trustee	Issuer	For All	For
Goldman Sachs	GER	38148G107	3/30/2017	Re-elect 2 Class II Trustees and 1 Class III Trustee	Issuer	For All	For
Nuveen	NSL	67067Y104	4/6/2017	Re-elect 4 Class II Board Members	Issuer	Withhold to All	For
Nuveen	JPS	67072C105	4/6/2017	Re-elect 4 Class II Board Members	Issuer	Withhold to All	For
Aberdeen	FAX	003009107	3/30/2017	Re-elect 1 Class 2 Board Director	Issuer	For All	For
Clearbridge	CEM	184692101	4/7/2017	Re-elect 3 Class I Board Director	Issuer	For All	For
Alpine	AWP	02083A103	5/9/2017	Re-elect 2 Trustees	Issuer	For All	For
Western Asset Management	EMD	95766A101	4/28/2017	Re-elect 3 Class III Board Directors	Issuer	For All	For
Third Avenue Capital Management	ACP	05358E106	5/11/2017	Re-elect 2 Class III Trustees	Issuer	For All	For
Tekla	THQ	879105104	6/15/2017	Re-elect 1 Class I Trustee, Re-elect 1 Class II Trustee; approve Deloitte-Touche LLP as independent CPA auditor for Fund	Issuer	For All	For
Virtus	ZTR	92835W107	6/6/2017	Re-elect 2 Class III Directors	Issuer	For All	For
Calamos	CHY	12811P108	6/20/2017	Re-elect 1 Class I & Class II Director	Issuer	For All	For
Kayne Anderson	KYN	486606106	6/29/2017	Ratify PWC as CPA for Fund	Issuer	Did Not Vote
Kayne Anderson	KED	48660Q102	6/29/2017	Ratify PWC as CPA for Fund; Re-elect 2 Directors	Issuer	Did Not Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Series Portfolios Trust

By (Signature and Title)  /s/ John J. Hedrick
John J. Hedrick, President
(Principal Executive Officer)

Date  8/18/2017